EMPLOYEE BENEFIT PLANS	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS
AXA Financial and AXA Equitable Life Plans
AXA Equitable Life sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $6 million, $21 million, $6 million and $19 million in the three and nine months ended September 30, 2018 and 2017, respectively.
Through September 30, 2018, AXA Financial sponsored the MONY Life Retirement Income Security Plan for Employees and AXA Equitable Life sponsors the AXA Equitable Retirement Plan (the “AXA Equitable Life QP”), both of which are frozen qualified defined benefit plans covering eligible employees and financial professionals. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. See Note 20 for further discussion.
On March 13, 2018, the Company signed a binding agreement with a third party insurer to purchase two single premium, non-participating group annuity contracts with the intent of settling certain retiree liabilities under the MONY Life Retirement Income Security Plan for Employees and the AXA Equitable Life QP.  Payment of the preliminary contribution amounts for the group annuity contracts was funded from plan assets on March 20, 2018, securing the third party insurer’s irrevocable assumption of certain benefits obligations and commitment to issue the group annuity contracts.  The annuity purchase transaction and consequent transfer of approximately $254 million of the plans’ obligations to retirees or 10% of the aggregate pension benefit obligations resulted in a partial settlement of the plans. Following remeasurement of the plans’ assets and obligations on March 20, 2018, as required in the event of an accounting settlement, the Company recognized a pre-tax settlement loss of approximately $100 million, largely attributable to recognition of a pro rata portion of the plans’ unamortized net actuarial losses accumulated in other comprehensive income.
In the third quarter of 2018, routine lump-sum distributions totaling $12 million made from the AXA Equitable Life QP and the MONY Life Retirement Income Security Plan for Employees resulted in the Company’s recognition of a pre-tax settlement loss of $4 million following remeasurement of the plans’ assets and obligations at September 30, 2018.
AB
AB maintains the Profit Sharing Plan for Employees of AB, a tax-qualified profit sharing plan for U.S. employees. Employer contributions under this plan are discretionary and generally are limited to the amount deductible for Federal income tax purposes.
AB also maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AB in the United States prior to October 2, 2000 (the “AB Plan”). In the nine months ended September 30, 2018, a $5 million cash contribution was made by AB to the AB Plan. Based on the funded status of the AB plan at September 30, 2018, no minimum contribution is required to be made in 2018 under the Employee Retirement Income Security Act of 1974 (“ERISA”), as amended by the Pension Protection Act of 2006 (the “Pension Act”).
Components of certain benefit costs for the Company were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	(in millions)
Net Periodic Pension Expense:
(Qualified and Non-qualified Plans)
Service cost	$2	$3	$6	$8
Interest cost	27	25	77	78
Expected return on assets	(39)	(43)	(123)	(130)
Net amortization	24	30	76	94
Partial settlement	5	—	106	—
Total	$19	$15	$142	$50

Net Postretirement Benefits Costs:
Service cost	$—	$—	$1	$1
Interest cost	4	4	12	12
Net amortization	3	2	7	5
Total	$7	$6	$20	$18

Net Postemployment Benefits Costs:
Service cost	$—	$—	$1	$1
Interest cost	—	—	—	—
Net amortization	—	(1)	—	(1)
Total	$—	$(1)	$1	$—

12)	EMPLOYEE BENEFIT PLANS

Pension Plans

AXA Financial and AXA Equitable Life Retirement Plans

AXA Equitable Life sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $28 million, $28 million and $27 million in 2017, 2016 and 2015, respectively.

AXA Financial sponsors the MONY Life Retirement Income Security Plan for Employees and AXA Equitable Life sponsors the AXA Equitable Retirement Plan (the “AXA Equitable Life QP”), both of which are qualified defined benefit plans covering eligible employees and financial professionals. These pension plans are non-contributory and their benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period. AXA Financial and AXA Equitable Life also sponsor certain nonqualified defined benefit plans, including the AXA Equitable Excess Retirement Plan, that provide retirement benefits in excess of the amount permitted under the tax law for the qualified plans. Effective December 31, 2015, primary liability for the obligations of AXA Equitable Life under the AXA Equitable Life QP was transferred from AXA Equitable Life to AXA Financial under terms of an Assumption Agreement. AXA Equitable Life remains secondarily liable for its obligations under the AXA Equitable Life QP and would recognize such liability in the event AXA Financial does not perform under the terms of the Assumption Agreement.

AXA Financial and AXA Equitable Life use a December 31 measurement date for their pension plans.

AB Retirement Plans

AB maintains the Profit Sharing Plan for Employees of AB, a tax-qualified retirement plan for U.S. employees. Employer contributions under this plan are discretionary and generally are limited to the amount deductible for federal income tax purposes.

AB also maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AB in the United States prior to October 2, 2000 (the “AB Plan”). Benefits under the AB Plan are based on years of credited service and average final base salary.

AB uses a December 31 measurement date for the AB Plan.

Contributions and Funding Policy

The Company’s funding policy for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 (“ERISA”), as amended by the Pension Protection Act of 2006 (the “Pension Act”), and not greater than the maximum the Company can deduct for federal income tax purposes. For 2016, no cash contributions were made by AXA Financial, AXA Equitable Life and AB to their respective qualified pension plans. Based on the funded status of the plans at December 31, 2016, AB contributed $4 million to the AB Plan during 2017. AB currently estimates that it will contribute $5 million to the AB Plan during 2018. No minimum funding contributions under ERISA are required to be made to the AXA Financial and AXA Equitable Life plans, and management does not expect to make any discretionary contributions to those plans during 2018.

Net Periodic Pension Expense

Components of net periodic pension expense for the Company’s qualified and non-qualified plans were as follows:

	Years Ended December 31,
	2017	2016	2015
	(in millions)
Service cost	$10	$11	$10
Interest cost	105	108	127
Expected return on assets	(173)	(177)	(174)
Actuarial (gain) loss	1	1	1
Net amortization	126	133	122

Net Periodic Pension Expense	$69	$76	$86

Changes in Projected Benefit Obligation (“PBO”)

Changes in the PBO of the Company’s qualified and non-qualified plans were comprised of:

	December 31,
	2017	2016
	(in millions)
Projected benefit obligation, beginning of year	$3,442	$3,497
Service cost	—	—
Interest cost	105	108
Actuarial (gains) losses	144	72
Benefits paid	(236)	(235)
Plan amendments and curtailments	—	—

Projected Benefit Obligation, end of year	$3,455	$3,442

The following table discloses the change in plan assets and the funded status of the Company’s qualified pension plans and non-qualifiedpension plans:

	December 31,
	2017	2016
	(in millions)
Pension plan assets at fair value, beginning of year	$2,679	$2,709
Actual return on plan assets	357	174
Contributions	4	—
Benefits paid and fees	(201)	(204)

Pension plan assets at fair value, end of year	2,839	2,679
PBO	3,455	3,442

Excess of PBO Over Pension Plan Assets, End of Year	$(616)	$(763)

Accrued pension costs of $(616) million and $(763) million at December 31, 2017 and 2016, respectively, were recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans. The aggregate PBO/accumulated benefit obligation (“ABO”) and fair value of pension plan assets for plans with PBOs/ABOs in excess of their assets were $3,455 million and $2,839 million, respectively, at December 31, 2017 and $3,442 million and $2,679 million, respectively, at December 31, 2016.

Unrecognized Net Actuarial (Gain) Loss

The following table discloses the amounts included in AOCI at December 31, 2017 and 2016 that have not yet been recognized as components of net periodic pension cost.

	December 31,
	2017	2016
	(in millions)
Unrecognized net actuarial (gain) loss	$1,315	$1,482
Unrecognized prior service cost (credit)	1	1

Total	$1,316	$1,483

The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are approximately $119 million and $24 thousand, respectively.

Pension Plan Assets

The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the fair values of the Company’s invested assets that are measured at fair value on a recurring basis. See Note 2 for a description of the fair value hierarchy.

The following table discloses the allocation of the fair value of total qualified pension plan assets at December 31, 2017 and 2016:

	December 31,
	2017	2016
Fixed Maturities	46.2%	47.4%
Equity Securities	33.9	34.2
Equity real estate	13.9	13.7
Cash and short-term investments	1.4	1.5
Other	4.6	3.2

Total	100.0%	100.0%

Qualified pension plan assets are invested with the primary objective of return, giving consideration to prudent risk. Guidelines regarding the allocation of plan assets are established by the respective Investment Committees for the plans and are designed with a long-term investment horizon. At December 31, 2017, the qualified pension plans continued their investment allocation strategy to target a 50%-50% mix of long-duration bonds and “return-seeking” assets, including public equities, real estate, hedge funds, and private equity.

The following tables disclose the fair values of qualified pension plan assets and their level of observability within the fair value hierarchy at December 31, 2017 and 2016, respectively.

December 31, 2017:	Level 1	Level 2	Level 3	Total
	(in millions)
Fixed Maturities
Corporate	$—	$792	$2	$794
U.S. Treasury, government and agency	—	471	—	471
States and political subdivisions	—	26	—	26
Foreign governments	—	5	—	5
Commercial mortgage-backed	—	—	1	1
Asset-backed	—	—	—	—
Other structured debt	—	—	—	—
Common and preferred equity	730	98	—	828
Mutual funds	99	—	—	99
Commercial Papers	—	44	—	44
Private real estate investment trusts	2	—	—	2
Cash and cash equivalents	12	—	—	12
Short-term investments	—	27	—	27
Other Equity Investments	—	—	—	—
Other	—	—	—	—

Total assets in the fair value hierarchy	843	1,463	3	2,309
Investments measured at net assets value	—	—	—	530

Investments at fair value	$843	$1,463	$3	$2,839

December 31, 2016:
Fixed Maturities:
Corporate	$—	$820	$1	$821
U.S. Treasury, government and agency	—	395	—	395
States and political subdivisions	—	26	—	26
Foreign governments	—	4	—	4
Commercial mortgage-backed	—	—	2	2
Asset-backed	—	—	1	1
Other structured debt	—	—	1	1
Common and preferred equity	738	95	—	833
Mutual funds	92	—	—	92
Commercial Paper	—	7	—	7
Private real estate investment trusts	3	—	—	3
Cash and cash equivalents	22	—	—	22
Short-term investments	—	20	—	20
Other Equity Investments		—	—	—
Other	—	—	—	—

Total assets in the fair value hierarchy	855	1,367	5	2,227
Investments measured at net assets value	—	—	—	452

Investments at fair value	$855	$1,367	$5	$2,679

The following table lists investments for which net asset value (“NAV”) is calculated; NAV is used as a practical expedient to determine the fair value of these investments at December 31, 2017;

Practical Expedient disclosure as of December 31, 2017

Investment	Fair Value	Redemption Frequency (If currently eligible)	Redemption Notice Period	Unfunded Commitments
	(in millions)
Private Equity Fund	$49	n/a(1)(2)	n/a	$29
Private Real Estate Investment Trust	376	Quarterly	One Quarter	—
Hedge Fund	83	Calendar Quarters*	Previous Quarter End	$34

Total	$508

*March, June, September, December

(1)	Cannot sell or transfer ownership interest without prior written consent to transfer, and by meeting several criteria (e.g., does not adversely affect other investors).
(2)	Cannot sell interest in the vehicle without prior written consent of the managing member.

Practical Expedient disclosure as of December 31, 2016

Investment	Fair Value	Redemption Frequency (If currently eligible)	Redemption Notice Period	Unfunded Commitments
	(in millions)
Private Equity Fund	$25	n/a(1)(2)	n/a	$65
Private Real Estate Investment Trust	349	Quarterly	One Quarter	—
Hedge Fund	60	Calendar Quarters*	Previous Quarter End	$42

Total	$434

*March, June, September, December

(1)	Cannot sell or transfer ownership interest without prior written consent to transfer, and by meeting several criteria (e.g., does not adversely affect other investors).
(2)	Cannot sell interest in the vehicle without prior written consent of the managing member.

The table below presents a reconciliation for all Level 3 fair values of qualified pension plan assets at December 31, 2017, 2016 and 2015, respectively:

Level 3 Instruments

Fair Value Measurements

	Private Real Estate Investment Trusts	Other Equity Investments	Fixed Maturities	Total
	(in millions)
Balance, January 1, 2017	$—	$—	$5	$5
Actual return on plan assets:
Relating to assets still held at December 31, 2017	—	—	—	—
Relating to assets sold during 2017	—	—	—	—
Purchases/Issues	—	—	—	—
Sales/Settlements	—	—	(2)	(2)
Transfers into/out of Level 3	—	—	—	—

Balance, December 31, 2017	$—	$—	$3	$3

Balance, January 1, 2016	$—	$—	$8	$8
Actual return on plan assets:
Relating to assets still held at December 31, 2016	—	—	—	—
Relating to assets sold during 2016	—	—	—	—
Purchases/Issues	—	—	—	—
Sales/Settlements	—	—	(1)	(1)
Transfers into/out of Level 3	—	—	(2)	(2)

Balance, December 31, 2016	$—	$—	$5	$5

Balance, January 1, 2015	$—	$—	$10	$10
Actual return on plan assets:
Relating to assets still held at December 31, 2015	—	—	—	—
Relating to assets sold during 2015	—	—	—	—
Purchases/Issues	—	—	—	—
Sales/Settlements	—	—	(1)	(1)
Transfers into/out of Level 3	—	—	(1)	(1)

Balance, December 31, 2015	$—	$—	$8	$8

At December 31, 2017, assets classified as Level 1, Level 2 and Level 3 comprise approximately 29.7%, 51.5% and 0.1%, respectively, of qualified pension plan assets. At December 31, 2016, assets classified as Level 1, Level 2 and Level 3 comprised approximately 31.9%, 51.0% and 0.2%, respectively, of qualified pension plan assets. There are no significant concentrations of credit risk arising within or across categories of qualified pension plan assets.

Assumptions

Discount Rate

The benefits obligations and related net periodic costs of the Company’s qualified and non-qualified pension plans are measured using discount rate assumptions that reflect the rates at which the plans’ benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the plans are discounted using a published high-quality bond yield curve as a practical expedient for a matching bond approach. Beginning in 2014, the Company uses the Citigroup Pension Above-Median-AA Curve (the “Citigroup Curve”) for this purpose. The Company has concluded that an adjustment to the Citigroup Curve is not required after comparing the projected benefit streams of the plans to the cash flows and duration of the reference bonds.

At December 31, 2015, the Company refined its calculation of the discount rate to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient. Use of the discrete approach at December 31, 2015 produced a discount rate for the AXA Equitable Life QP of 3.98% as compared to a 4% aggregate rate, thereby increasing the net unfunded PBO of the AXA Equitable Life QP by approximately $4 million in 2015. Use of the discrete approach at December 31, 2015 produced a discount rate for the AXA Equitable Excess Retirement Plan of 3.86% as compared to a 4.00% aggregate rate, thereby increasing the net unfunded PBO of that plan by approximately $5 million in 2015.

Mortality

At December 31, 2015, the Company concluded to change the mortality projection scale used to measure and report the Company’s defined benefit plan obligations from 125% Scale AA to Scale BB, representing a reasonable “fit” to the results of the plans’ mortality experience study and a closer alignment to current thinking with respect to projections of mortality improvements.

In October 2016, the Society of Actuaries (“SOA”) released MP-2016, its second annual update to the “gold standard” mortality projection scale issued by the SOA in 2014, reflecting three additional years of historical U.S. population historical mortality data (2012 through 2014). Similar to its predecessor (MP-2015), MP-2016 indicated that, while mortality data continued to show longer lives, longevity was increasing at a slower rate and lagging behind that previously suggested both by MP-2015 and MP-2014. The Company considered this new data as well as observations made from current practice regarding how to best estimate improved trends in life expectancies and concluded to continue using the RP-2000 base mortality table projected on a full generational basis with Scale BB mortality improvements for purposes of measuring and reporting its consolidated defined benefit plan obligations at December 31, 2017.

Interest Cost

Beginning January 1, 2016, the Company adopted a spot rate/full yield curve approach for measuring the interest cost component of expense for each of its defined benefit plans, thereby reducing 2016 benefits expense by approximately $76 million.

The following table discloses assumptions used to measure the Company’s pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2017 and 2016.

	December 31,
	2017	2016
Discount rates:
AXA Equitable Life QP	3.4%	3.81%
AXA Equitable Excess Retirement Plan	3.32%	3.69%
MONY Life Retirement Income Security Plan for Employees	3.5%	3.98%
AB Qualified Retirement Plan	4.55%	4.75%
Other defined benefit plans	3.00%-3.43%	3.17%-3.86%
Periodic cost	3.17%-3.98%	3.29%-4.18%
Rates of compensation increase:
Benefit obligation	5.99%	5.99%
Periodic cost	6.38%	6.43%
Expected long-term rates of return on pension plan assets (periodic cost)	6.75%	6.75%

The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

Prior to 1987, participants’ benefits under the AXA Equitable Life QP were funded through the purchase of non-participating annuity contracts from AXA Equitable Life. Benefit payments under these contracts were approximately $6 million and $7 million for 2017 and 2016 respectively.

Post-Retirement Benefits

The Company eliminated any subsidy for post-retirement medical and dental coverage for individuals retiring on or after May 1, 2012. The Company continues to contribute to the cost of post-retirement medical and dental coverage for certain individuals who retired prior to May 1, 2012 based on years of service and age, subject to rights reserved in the plans to change or eliminate these benefits. The Company funds these post-retirement benefits on a pay-as-you-go basis.

The Company sponsors the AXA Equitable Executive Survivor Benefits Plan (the “ESB Plan”) which provides post-retirement life insurance benefits to eligible executives. Eligible executives may choose up to four levels of coverage with each level providing a benefit equal to one times the executive’s compensation, subject to an overall $25 million cap. Aside from the ESB Plan, the Company does not currently offer post-retirement life insurance benefits but continues to provide post-retirement life insurance benefits to certain active and retired employees who were eligible for such benefits under discontinued plans.

For 2017 and 2016, post-retirement benefits payments were $37.1 million and $37 million, respectively, net of employee contributions.

The Company uses a December 31 measurement date for its post-retirement plans.

Components of net post-retirement benefits costs follow:

	Years Ended December 31,
	2017	2016	2015
	(in millions)
Service cost	$2	$2	$2
Interest cost	16	16	20
Net amortization	6	7	10

Net Periodic Post-Retirement Benefits Costs	$24	$25	$32

Changes in the accumulated benefits obligation of the Company’s post-retirement plans recognized in the accompanying consolidated financial statements are described in the following table:

	December 31,
	2017	2016
	(in millions)
Accumulated post-retirement benefits obligation, beginning of year	$539	$541
Service cost	2	2
Interest cost	16	17
Contributions and benefits paid	(38)	(37)
Plan amendments/curtailments	—	—
Medicare Part D subsidy	—	—
Actuarial (gains) losses	18	16

Accumulated Post-Retirement Benefits Obligation, end of year	$537	$539

The post-retirement medical plan obligations of the Company are offset by an anticipated subsidy from Medicare Part D, which is assumed to increase with the healthcare cost trend. If the healthcare cost trend rate assumption was increased by 1.0%, the accumulated post-retirement benefits obligation and the sum of service and interest cost as of December 31, 2017 would increase by $339 thousand. If the healthcare cost trend rate assumption was decreased by 1.0%, the accumulated post-retirement benefits obligation and the sum of service and interest cost as of December 31, 2017 would decrease by $293 thousand.

The following table discloses the amounts included in AOCI at December 31, 2017 and 2016 that have not yet been recognized as components of net periodic post-retirement benefits cost:

	December 31,
	2017	2016
	(in millions)
Unrecognized net actuarial (gains) losses	$143	$132
Unrecognized prior service (credit)	—	—

Total	$143	$132

The estimated net actuarial (gains) losses and prior service (credit) expected to be reclassified from AOCI and recognized as components of net periodic post-retirement benefit cost over the next year are $8 million and $7 million, respectively.

The assumed discount rates for measuring the post-retirement benefit obligations at December 31, 2017 and 2016 were determined in substantially the same manner as described above for measuring the pension benefit obligations. The following table discloses the range of discrete single equivalent discount rates for each of the post-retirement plans at December 31, 2015 as compared to previous use of an aggregate, weighted average practical expedient, and related net periodic cost at and for the years ended December 31, 2017 and 2016.

	December 31,
	2017	2016
Discount rates:
Benefit obligation	2.80%-3.52%	2.86%-4.01%
Periodic cost	3.17%-3.98%	3.29%-4.18%

The Company provides post-employment medical and life insurance coverage for certain disabled former employees. The accrued liabilities for these post-employment benefits were $11 million and $13 million, respectively, at December 31, 2017 and 2016. Components of net post-employment benefits costs follow:

	Years Ended December 31,
	2017	2016	2015
	(in millions)
Service cost	$2	$2	$2
Interest cost	—	—	—
Net amortization	(2)	—	(16)

Net Periodic Post-Employment Benefits Costs	$—	$2	$(14)

The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2018, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2017 and include benefits attributable to estimated future employee service.

		Postretirement Benefits
			Health
	Pension Benefits	Life Insurance	Gross Estimate Payment	Estimated Medicare Part D Subsidy	Net Estimate Payment
	(in millions)
2018	$243	$27	$18	$4	$14
2019	247	27	16	4	12
2020	240	26	15	4	11
2021	236	26	14	4	10
2022	232	25	13	4	9
Years 2023-2027	1,069	119	53	17	36